SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 59.0%
Communications - 1.0%
Verizon Communications, Inc.	5,700	344,052

Consumer Durables - 0.5%
YETI Holdings, Inc. *	6,775	189,700

Consumer Non-Durables - 4.5%
Conagra Brands, Inc.	5,750	176,410
Constellation Brands, Inc.	1,400	290,192
Estee Lauder Cos., Inc. - Class A	2,275	452,611
Mondelez International, Inc.	2,000	110,640
PepsiCo, Inc.	2,525	346,178
VF Corp.	1,925	171,306

		1,547,337

Consumer Services - 4.8%
McDonald’s Corp.	1,225	263,020
Starbucks Corp.	3,450	305,049
Visa, Inc.	5,500	946,055
Walt Disney Co.	1,200	156,384

		1,670,508

Electronic Technology - 7.4%
Advanced Micro Devices, Inc. *	1,800	52,182
Apple, Inc.	4,125	923,876
Applied Materials, Inc.	7,200	359,280
Arista Networks, Inc. *	525	125,433
Broadcom, Inc.	1,460	403,062
Ciena Corp. *	5,500	215,765
Corning, Inc.	6,725	191,797
Intel Corp.	5,575	287,280

		2,558,675

Energy Minerals - 2.0%
Chevron Corp.	2,275	269,815
EOG Resources, Inc.	1,025	76,076
Marathon Petroleum Corp.	4,600	279,450
Pioneer Natural Resources Co.	550	69,174

		694,515

Finance - 5.6%
Ameriprise Financial, Inc.	1,625	239,038
Aon, PLC	550	106,464
Chubb, Ltd.	2,025	326,916
Everest Re Group, Ltd.	225	59,870
First Republic Bank	1,750	169,225
Goldman Sachs Group, Inc.	1,375	284,941
JPMorgan Chase & Co.	3,300	388,377
T Rowe Price Group, Inc.	2,075	237,069
US Bancorp	2,675	148,034

		1,959,934

Name of Issuer	Quantity	Fair Value ($)

Health Services - 1.9%
HCA Healthcare, Inc.	1,525	183,640
UnitedHealth Group, Inc.	2,250	488,970

		672,610

Health Technology - 4.3%
Boston Scientific Corp. *	6,875	279,744
Celgene Corp. *	1,025	101,782
Illumina, Inc. *	650	197,743
Intuitive Surgical, Inc. *	520	280,764
Johnson & Johnson	2,300	297,574
Thermo Fisher Scientific, Inc.	1,200	349,524

		1,507,131

Process Industries - 2.3%
Ecolab, Inc.	1,800	356,472
Sherwin-Williams Co.	775	426,149

		782,621

Producer Manufacturing - 5.0%
3M Co.	875	143,850
Boeing Co.	625	237,794
Honeywell International, Inc.	1,925	325,710
Ingersoll-Rand, PLC	2,175	267,982
L3Harris Technologies, Inc.	1,075	224,288
Northrop Grumman Corp.	500	187,395
Raytheon Co.	1,175	230,523
United Technologies Corp.	950	129,694

		1,747,236

Retail Trade - 4.1%
Amazon.com, Inc. *	410	711,723
Home Depot, Inc.	1,875	435,038
TJX Cos., Inc.	3,150	175,581
Ulta Beauty, Inc. *	430	107,780

		1,430,122

Technology Services - 13.3%
Accenture, PLC	2,025	389,509
Adobe, Inc. *	1,525	421,281
Alphabet, Inc. - Class A *	475	580,041
Alphabet, Inc. - Class C *	205	249,895
Autodesk, Inc. *	1,700	251,090
Booking Holdings, Inc. *	97	190,373
Facebook, Inc. *	2,300	409,584
Intuit, Inc.	1,250	332,425
Microsoft Corp.	7,375	1,025,346
PayPal Holdings, Inc. *	3,750	388,462
salesforce.com, Inc. *	2,675	397,077

		4,635,083

SEPTEMBER 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Balanced Fund (Continued)

Name of Issuer	Quantity /Principal Amount ($)	Fair Value ($)

Transportation - 1.5%
Delta Air Lines, Inc.	3,400	195,840
Union Pacific Corp.	2,050	332,059

		527,899

Utilities - 0.8%
NextEra Energy, Inc.	1,150	267,938

Total Common Stocks (cost: $13,962,814)		20,535,361

Bonds - 30.6%

Asset-Backed Securities - 2.6%
Bayview Opportunity Master Fund, 2017-SPL1 A, 4.00%, 10/28/64 1, [4]	61,317	63,094
Credit Suisse First Boston Mortgage Corp., 2005-AGE1 M3, 1 Mo. Libor + 0.65, 2.67%, 2/25/32 [1]	74,989	75,068
Element Rail Leasing II, LLC, 2016-1A B1, 5.93%, 3/19/46 [4]	75,000	76,114
Irwin Home Equity Corp., 2005-1 M1, 5.92%, 6/25/35 [14]	27,003	27,494
New Century Home Equity Loan Trust, 2005-A A4W, 4.69%, 8/25/35 [14]	8,432	8,579
OSCAR US Funding Trust VII, LLC:
2017-2A A3, 2.45%, 12/10/21 [4]	150,000	150,066
2017-2A A4, 2.76%, 12/10/24 [4]	100,000	100,939
Small Business Administration:
2008-20A 1, 5.17%, 1/1/28	40,146	43,018
2007-20H 1, 5.78%, 8/1/27	40,645	43,869
Towd Point Mortgage Trust:
2019-MH1 A2, 3.00%, 11/25/58 1, [4]	100,000	101,063
2019-3 A2, 4.00%, 2/25/59 1, [4]	100,000	107,288
2019-SJ1 A2, 4.17%, 11/25/58 1, [4]	100,000	102,503

		899,095

Collateralized Mortgage Obligations - 5.7%
Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	113,950	115,258
2004-10 ZB, 6.00%, 2/25/34	123,879	139,806
2003-34 A1, 6.00%, 4/25/43	38,949	44,444
2004-T1 1A1, 6.00%, 1/25/44	25,014	28,302
1999-17 C, 6.35%, 4/25/29	14,353	15,703
2001-82 ZA, 6.50%, 1/25/32	19,179	21,199
2009-30 AG, 6.50%, 5/25/39	56,652	63,207
2013-28 WD, 6.50%, 5/25/42	54,582	63,398
2004-T1 1A2, 6.50%, 1/25/44	80,700	92,521
2004-W9 2A1, 6.50%, 2/25/44	17,643	20,228
2015-88 CJ, 6.50%, 7/25/44	117,150	131,663
2010-108 AP, 7.00%, 9/25/40	2,371	2,824
2004-T3, 1A3, 7.00%, 2/25/44	8,112	9,475
1993-21 KA, 7.70%, 3/25/23	28,733	30,479

Name of Issuer	Principal Amount ($)	Fair Value ($)

Freddie Mac:
4784 BV, 3.50%, 12/15/32	100,000	103,524
4293 BA, 5.32%, 10/15/47 [1]	18,050	19,859
2122 ZE, 6.00%, 2/15/29	71,541	80,369
2126 C, 6.00%, 2/15/29	46,575	51,662
2485 WG, 6.00%, 8/15/32	46,349	52,487
2480 Z, 6.00%, 8/15/32	41,715	47,799
2575 QE, 6.00%, 2/15/33	20,728	23,550
2980 QA, 6.00%, 5/15/35	25,170	28,887
2283 K, 6.50%, 12/15/23	6,934	7,353
2357 ZJ, 6.50%, 9/15/31	24,663	27,622
T-59 1A1, 6.50%, 10/25/43	69,841	83,781
4520 HM, 6.50%, 8/15/45	45,056	54,685
1142 IA, 7.00%, 10/15/21	22,746	23,328
3946 KW, 7.00%, 11/15/29	2,175	2,221
3704 CT, 7.00%, 12/15/36	19,103	22,515
2238 PZ, 7.50%, 6/15/30	17,514	20,541
Government National Mortgage Association:
2002-57 BC, 6.00%, 8/20/32	25,843	25,945
2002-57 DC, 6.00%, 8/20/32	21,070	21,049
2015-80 BA, 6.99%, 6/20/45 [1]	33,155	38,223
2018-147 AM, 7.00%, 10/20/48	142,562	165,380
2018-160 DA, 7.00%, 11/20/48	119,711	139,452
2014-69 W, 7.23%, 11/20/34 [1]	33,833	38,867
2013-133 KQ, 7.30%, 8/20/38 [1]	32,080	37,135
2005-74 HA, 7.50%, 9/16/35	13,922	14,991
New Residential Mortgage Loan Trust, 2016-2A B3, 5.67%, 11/26/35 1, [4]	43,090	47,548
Vendee Mortgage Trust:
2008-1 B, 6.55%, 3/15/25 [1]	13,824	15,687
1994-2 2, 7.44%, 5/15/24 [1]	12,863	13,293

		1,986,260
Corporate Bonds - 13.0%
Air Canada 2015-1 Trust, 3.60%, 3/15/27 [4]	163,099	170,569
Alltel Corp., 7.88%, 7/1/32	100,000	143,927
Alphabet, Inc., 3.63%, 5/19/21	50,000	51,363
American Airlines 2015-2 Trust, 4.00%, 9/22/27	145,992	154,751
American Airlines 2016-2 Trust, 3.20%, 6/15/28	87,700	89,989
Apple, Inc., 4.65%, 2/23/46	75,000	94,305
Bank of America Corp., 3 Mo. Libor + 1.21, 3.97%, 2/7/30 [1]	150,000	163,922
Brighthouse Financial, Inc., 4.70%, 6/22/47	100,000	89,211
Central Fidelity Capital Trust I (Subordinated), 3 Mo. Libor + 1.00, 3.30%, 4/15/27 [1]	175,000	162,750
Charles Stark Draper Laboratory, Inc., 4.39%, 9/1/48	100,000	114,270
Cummins, Inc., 7.13%, 3/1/28	125,000	167,475
Delta Air Lines 2015-1 Class A Pass Through Trust, 3.88%, 7/30/27	165,359	176,368

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23 [4]	44,796	46,032
Doric Nimrod Air Finance Alpha 2012-1 Trust, 5.13%, 11/30/22 [4]	35,531	36,101
Duke Energy Florida, LLC, 2.54%, 9/1/29	50,000	50,502
Fairfax Financial Holdings, 4.85%, 4/17/28	50,000	54,089
First Maryland Capital II, 3 Mo. Libor + 0.85, 3.10%, 2/1/27 [1]	100,000	92,500
Guardian Life Insurance Co. of America (Subordinated), 4.85%, 1/24/77 [4]	38,000	48,074
Hawaiian Airlines 2013-1, 3.90%, 1/15/26	140,050	142,865
ITT, LLC, 7.40%, 11/15/25	25,000	30,752
Johnson & Johnson, 5.95%, 8/15/37	150,000	212,957
Kroger Co., 7.50%, 4/1/31	100,000	136,776
Lincoln National Corp., 7.00%, 6/15/40	100,000	142,548
Manufacturers & Traders Trust Co. (Subordinated), 3 Mo. Libor + 0.64, 2.78%, 12/1/21 [1]	150,000	149,896
Mercury General Corp., 4.40%, 3/15/27	125,000	131,376
Northern Trust Corp. (Subordinated), 3 Mo. Libor + 1.13, 3.38%, 5/8/32 [1]	150,000	153,940
PNC Bank NA (Subordinated), 4.05%, 7/26/28	100,000	110,355
Principal Financial Group, Inc., 3 Mo. Libor + 3.04, 4.70%, 5/15/55 [1]	100,000	99,625
Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27	100,000	127,435
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	133,014
Spirit Airlines 2015-1A Trust, 4.10%, 4/1/28	119,712	125,997
United Airlines 2014-1 Class A Pass Through Trust, 4.00%, 4/11/26	101,173	107,385
United Airlines 2015-1 Trust, 3.70%, 12/1/22	100,000	102,760
UnitedHealth Group, Inc., 4.45%, 12/15/48	150,000	177,382
US Airways 2012-2 Trust, 4.63%, 6/3/25	124,406	134,424
USF&G Capital (Subordinated), 8.31%, 7/1/46 [4]	100,000	144,236
Williams Cos, Inc., 7.50%, 1/15/31	45,000	59,123
WW Grainger, Inc., 4.60%, 6/15/45	150,000	176,473

		4,505,517
Federal Home Loan Mortgage Corporation - 0.8%
5.00%, 10/1/43	80,814	87,854
6.50%, 2/1/22	13,965	14,220
7.50%, 7/1/29	128,328	149,491
8.00%, 2/1/34	15,594	18,518
8.38%, 5/17/20	52	53
8.50%, 9/1/24	13,955	14,547

		284,683

Name of Issuer	Principal Amount ($)	Fair Value ($)

Federal National Mortgage Association - 2.3%
4.50%, 8/1/40	51,043	53,042
5.00%, 2/1/33	28,620	29,918
5.50%, 10/1/33	87,569	96,457
6.00%, 2/1/38	54,027	62,205
6.05%, 11/1/43	31,339	35,258
6.50%, 2/1/24	20,284	21,268
6.50%, 9/1/27	54,488	60,705
6.50%, 6/1/40	126,018	141,847
7.00%, 1/1/32	10,972	11,724
7.00%, 3/1/33	28,261	32,072
7.00%, 12/1/38	50,955	56,730
8.00%, 6/1/24	12,332	13,170
8.00%, 1/1/31	12,554	12,692
8.00%, 2/1/31	19,532	24,007
8.00%, 9/1/37	68,246	84,475
8.46%, 7/15/26	3,097	3,305
8.50%, 10/1/30	27,324	31,956
10.00%, 6/1/31	34,071	37,420

		808,251
Government National Mortgage Association - 1.2%
5.00%, 5/20/48	114,073	123,309
5.75%, 12/15/22	34,871	36,590
6.50%, 2/20/32	102,783	117,765
6.50%, 11/20/38	20,083	21,908
7.00%, 12/15/24	10,877	11,469
7.00%, 11/20/27	14,031	15,891
7.00%, 9/20/29	38,010	43,220
7.00%, 9/20/38	12,505	14,767
7.50%, 4/20/32	26,486	30,207
8.00%, 7/15/24	8,504	8,922

		424,048
Taxable Municipal Securities - 3.8%
Bucks Co. Industrial Dev. Auth., 4.00%, 10/1/21	95,000	95,788
Common Spirit Health, 4.19%, 10/1/49	100,000	102,929
Illinois Hsg. Dev. Auth, 3.20%, 12/1/43	96,957	98,347
Iowa Student Loan Liq., 3.75%, 12/1/33 [8]	100,000	104,831
Kentucky Higher Edu. Student Loan Corp. (Subordinated), 5.27%, 6/1/36	100,000	108,552
Massachusetts Edu. Auth.:
4.00%, 1/1/32	115,000	119,776
4.41%, 7/1/34	50,000	53,996
MN Hsg. Fin. Agy., 4.73%, 1/1/49	100,000	112,800
ND Hsg. Fin. Agy., 3.70%, 7/1/33	100,000	106,426
Public Finance Authority, 4.23%, 7/1/32	105,000	120,150
San Jose Evergreen Community College District, 2.54%, 8/1/30	70,000	70,214
So. Dakota Hsg. Dev. Auth., 3.89%, 5/1/32	15,000	15,968

SEPTEMBER 30, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Texas Children’s Hospital, 3.37%, 10/1/29 [17]	115,000	122,349
Tulane University, 2.46%, 2/15/36 [1]	95,000	87,437

		1,319,563

U.S. Treasury / Federal Agency Securities - 1.2%
U.S. Treasury Inflation, 0.88%, 1/15/29	203,222	215,525
U.S. Treasury Strip, 2.49%, 8/15/47 [6]	400,000	218,857

		434,382

Total Bonds (cost: $10,291,862)		10,661,799

Investment Companies - 3.0%
BlackRock Enhanced Government Fund	7,197	92,805
BlackRock Income Trust	20,900	127,072
Duff & Phelps Utility and Corp. Bond Trust	14,400	133,200
Eaton Vance Short Duration Div. Inc. Fund	9,500	123,595
Eaton Vance, Ltd. Duration Inc. Fund	9,800	122,500
Franklin, Ltd. Duration, Income Trust	6,453	60,077
MFS Intermediate Income Trust	16,500	63,030
Nuveen Multi-Market Income Fund, Inc.	3,953	29,055
Putnam Master Intermediate Income Trust	25,502	117,054
WA Inflation-Linked Opp. & Inc. Fund	10,600	117,448
WA Inflation-Linked Sec. & Inc. Fund	4,600	53,314

Total Investment Companies (cost: $1,029,240)		1,039,150

Short-Term Securities - 7.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.86%	2,427,659	2,427,659

(cost: $2,427,659)

Total Investments in Securities - 99.6% (cost: $27,711,575)		34,663,969
Other Assets and Liabilities, net - 0.4%		127,800

Total Net Assets - 100.0%		$34,791,769

*	Non-income producing security.

[1]

Variable rate security. Rate disclosed is as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2019 was $1,326,641 and represented 3.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2019, 0.3% of net assets in the Fund was invested in such securities.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2019.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

  LLC — Limited Liability Company

  PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2019

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2019 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	20,535,361	—	—	20,535,361
Asset-Backed Securities	—	899,095	—	899,095
Collateralized Mortgage Obligations	—	1,986,260	—	1,986,260
Corporate Bonds	—	4,505,517	—	4,505,517
Federal Home Loan Mortgage Corporation	—	284,683	—	284,683
Federal National Mortgage Association	—	808,251	—	808,251
Government National Mortgage Association	—	424,048	—	424,048
Taxable Municipal Securities	—	1,319,563	—	1,319,563
U.S. Treasury / Federal Agency Securities	—	434,382	—	434,382
Investment Companies	1,039,150	—	—	1,039,150
Short-Term Securities	2,427,659	—	—	2,427,659

Total:	24,002,170	10,661,799	—	34,663,969

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2019	5